UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Kaintuck Capital
Address:  28 State Street. 40th St.
          Boston, MA 02109

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:
Signature, Place and Date of Signing:

      January 19, 2009


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    8633

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ABB LTD  ZUERICH  ADR          ADRS STOCKS      000375204      751    50000 SH       SOLE                  50000        0        0
D ADOBE SYS INC  COM STK         COMMON STOCK     00724F101      532    25000 SH       SOLE                  25000        0        0
D AIRVANA INC                    COMMON STOCK     00950V101      184    30000 SH       SOLE                  30000        0        0
D APPLE INC  COM STK             COMMON STOCK     037833100      512     6000 SH       SOLE                   6000        0        0
D BROADCOM CORP CL A COM STK     COMMON STOCK     111320107      509    30000 SH       SOLE                  30000        0        0
D CHICOS FAS INC  COM STK        COMMON STOCK     168615102      627   150000 SH       SOLE                 150000        0        0
D CISCO SYSTEMS INC  COM STK     COMMON STOCK     17275R102      326    20000 SH       SOLE                  20000        0        0
D CORNING INC  COM STK           COMMON STOCK     219350105      238    25000 SH       SOLE                  25000        0        0
D COVANTA HOLDING CORP DELAWARE  COMMON STOCK     22282E102      659    30000 SH       SOLE                  30000        0        0
D DATA DOMAIN INC COM            COMMON STOCK     23767P109      282    15000 SH       SOLE                  15000        0        0
D EQUINIX INC  COM STK           COMMON STOCK     29444U502      426     8000 SH       SOLE                   8000        0        0
D FIRST SOLAR INC                COMMON STOCK     336433107      579     4200 SH       SOLE                   4200        0        0
D MONSANTO CO (NEW)  COM STK     COMMON STOCK     61166W101      211     3000 SH       SOLE                   3000        0        0
D NETAPP INC C COM STK           COMMON STOCK     64110D104      629    45000 SH       SOLE                  45000        0        0
D NETLOGIC MICRSYS               COMMON STOCK     64118B100      220    10000 SH       SOLE                  10000        0        0
D QUALCOMM INC  COM STK          COMMON STOCK     747525103      541    15100 SH       SOLE                  15100        0        0
D QUANTA SVCS INC  COM STK       COMMON STOCK     74762E102      495    25000 SH       SOLE                  25000        0        0
D SPX CORP  COM STK              COMMON STOCK     784635104      284     7000 SH       SOLE                   7000        0        0
D STARBUCKS CORP  COM STK        COMMON STOCK     855244109      378    40000 SH       SOLE                  40000        0        0
D TERRA INDUSTRIES INC           COMMON STOCK     880915103      250    15000 SH       SOLE                  15000        0        0
S REPORT SUMMARY                 20 DATA RECORDS                8633        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED